Finance Income/(Costs), net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Cost Net [Abstract]
Schedule of Finance Income (Cost)	The following table shows the breakdown of finance income and costs:

	2025 $	2024 $	2023 $
For the years ended December 31,
Finance income
Interest income from financial assets	13,048	22,669	16,012
Total finance income	13,048	22,669	16,012
Finance costs
Contractual interest expense on notes payable	(804)	(684)	(1,422)
Interest expense on other borrowings	—	—	(363)
Interest expense on lease liability	(1,065)	(1,295)	(1,544)
Gain on forgiveness of debt	—	273	—
Gain/(loss) on foreign currency exchange	(6)	(25)	(94)
Total finance costs – contractual	(1,876)	(1,731)	(3,424)
Gain/(loss) from changes in fair value of warrant liability	—	—	33
Gain/(loss) from changes in fair value of preferred shares	—	(8,108)	2,617
Total finance income/(costs) – fair value accounting	—	(8,108)	2,650
Total finance costs - non-cash interest expense related to sale of future royalties	(43,908)	(8,058)	(10,159)
Finance income/(costs), net	(32,735)	4,773	5,078